Note 2 - Summary of Significant Accounting Policies (Detail) - Net Income (Loss) Per Share (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net (loss) income (in Dollars)	$ (326)	$ 776
Shares used in computing basic (loss) income per share	3,803,331	3,803,331
Potentially dilutive shares from stock options		49,000
Shares used in computing dilutive (loss) income per share	3,803,000	3,852,000
Net (loss) income per share –basic (in Dollars per share)	$ (0.09)	$ 0.20
Net (loss) income per share –dilutive (in Dollars per share)	$ (0.09)	$ 0.20